ILFC Transaction (Schedule Of Reported Transaction And Integration Expenses Related To The ILFC Transaction) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
ILFC Transaction [Abstract]
Severance and other compensation expenses		$ 54,600
Banking fees		45,740	3,959
Professional fees and other expenses		48,452	7,000
Transaction and integration expenses related to the ILFC Transaction	$ 26,300	$ 148,792	$ 10,959